Commitment and Contingencies - Additional Information (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 25, 2015
Loss Contingencies [Line Items]
Number Charter Agreements Amended					11
Number Of Charter Agreements		7
Gain/ (Loss) on contract termination		$ (28,241)	$ (1,307)	$ 0
Increase (Decrease) in Contract Receivables, Net		(35,000)
Cash Received Under Charter Agreement		5,000
Allowance for Doubtful Accounts Receivable, Write-offs		16,471
Amount of receivables amortized		6,759
Loss of hire insurance recoveries recognized as revenue		969,825	2,185,524	1,492,014
Legal Settlements And Other		$ (2,948)	(2,013)	4,585
Minimum
Loss Contingencies [Line Items]
Time Charter Agreement Duration		4 years
Sale Of Vessel
Loss Contingencies [Line Items]
Sales Discounts Vessels		$ 5,000
Termination Of Contract
Loss Contingencies [Line Items]
Gain/ (Loss) on contract termination		$ 5,000
Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc.
Loss Contingencies [Line Items]
Proceeds from legal settlements	$ 5,000
Previously Recognized Insurance Claim				11,000
Legal Settlements And Other				$ 6,000
Ocean Rig Corcovado
Loss Contingencies [Line Items]
Loss of hire insurance recoveries recognized as revenue			20,200
Proceeds from legal settlements			20,200
Ocean Rig Mylos
Loss Contingencies [Line Items]
Loss of hire insurance recoveries recognized as revenue			39,600
Proceeds from legal settlements			$ 39,100